SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) D $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Oct. 04, 2021 USD ($)
Cash equivalents	$ 0	$ 0		$ 0	$ 0
Unrecognized tax benefits	0	0		0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0		$ 0	$ 0
Share Price | $ / shares				$ 10.00	$ 10.00
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%		115.00%	115.00%
Stock price trigger for redemption of public warrants | $ / shares	$ 9.20	$ 9.20		$ 9.20	$ 9.20
Ordinary shares, shares subject to possible redemption | shares				20,125,000	20,125,000
Minimum Net Tangible Assets Upon Consummation Of Business Combination	$ 5,000,001	$ 5,000,001		$ 5,000,001	$ 5,000,001
Offering costs			$ 71,134		548,505
Other offering costs	13,158,021	13,158,021		13,158,021	13,158,021
Offering costs charged to temporary equity		10,897,232			10,897,232
Federal Depository Insurance Corporation coverage limit		250,000		250,000
Additional deferred underwriting fees	350,000	350,000
Initial Public Offering
Minimum Net Tangible Assets Upon Consummation Of Business Combination	5,000,001	5,000,001		5,000,001	5,000,001
Offering costs		25,559,771			25,209,771
Other offering costs	$ 1,154,518	$ 1,154,518		$ 1,154,518	$ 1,154,518	$ 894,595
Public Warrants
Share Price | $ / shares	$ 9.20	$ 9.20		$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%		60.00%	60.00%
Threshold consecutive trading days for redemption of public warrants | D		20			20
Warrants expiration term	5 years	5 years		5 years	5 years
Class A common stock subject to redemption
Ordinary shares, shares subject to possible redemption | shares	20,125,000	20,125,000		20,125,000	20,125,000
Offering costs charged to temporary equity		$ (11,247,232)			$ (10,897,232)
Class A common stock subject to redemption | Initial Public Offering
Ordinary shares, shares subject to possible redemption | shares	20,125,000	20,125,000		20,125,000	20,125,000